Aristotle Core Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 41.1%	Par	Value
Communications - 1.5%
AT&T, Inc.
3.50%, 09/15/2053	$2,965,000	$1,985,751
3.85%, 06/01/2060	4,550,000	3,137,226
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	10,000,000	10,574,086
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,204,774
3.85%, 04/01/2061	2,000,000	1,193,565
Comcast Corp., 6.05%, 05/15/2055 (b)	3,525,000	3,485,503
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	3,097,317
5.05%, 07/15/2033	7,200,000	7,349,476
Verizon Communications, Inc.
5.00%, 01/15/2036	8,250,000	8,183,158
3.40%, 03/22/2041	4,000,000	3,135,942
5.88%, 11/30/2055	4,100,000	4,053,627
		49,400,425

Consumer Discretionary - 2.5%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	12,000,000	11,840,362
Amazon.com, Inc.
4.65%, 11/20/2035	5,400,000	5,380,273
5.45%, 11/20/2055	5,650,000	5,518,534
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	4,179,351	4,141,849
American Airlines 2016-2 Class AA Pass Through Trust, 3.20%, 06/15/2028	4,583,065	4,485,709
American Airlines 2019-1 Class AA Pass Through Trust, Series AA, 3.15%, 02/15/2032	1,593,962	1,509,968
American Airlines 2021-1 Class B Pass Through Trust, Series B, 3.95%, 07/11/2030	949,000	916,793
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	7,833,387	7,625,735
British Airways 2019-1 Class AA Pass Through Trust, Series 2019-1, 3.30%, 12/15/2032 (a)	4,557,424	4,312,462
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,725,000	1,723,075
2.70%, 08/10/2026	2,225,000	2,203,971
4.13%, 08/17/2027	6,100,000	6,053,134
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	2,000,000	1,943,976
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	4,000,000	4,090,576
United Airlines 2018-1 Class AA Pass Through Trust, Series AA, 3.50%, 03/01/2030	9,075,813	8,782,244
United Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 4.15%, 08/25/2031	793,074	780,438
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 05/01/2028	1,015,397	973,633
United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 01/15/2036	7,490,824	7,851,682
		80,134,414

Consumer Staples - 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,181,798
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	727,000	759,961
6.75%, 03/15/2034	7,660,000	8,467,557
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	7,600,000	7,998,913
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035 (b)	4,245,000	4,255,043
Mars, Inc.
5.20%, 03/01/2035 (a)	7,100,000	7,300,182
5.70%, 05/01/2055 (a)	2,500,000	2,492,101
		36,455,555

Energy - 2.8%
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	6,000,000	6,063,789
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	6,100,000	5,905,935
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,664,238
7.38%, 02/01/2031 (a)	2,000,000	2,077,976
5.55%, 05/15/2034	2,250,000	2,315,568
5.60%, 09/01/2034	5,700,000	5,868,918
5.70%, 04/01/2035	4,350,000	4,505,125
5.00%, 05/15/2044 (c)	4,000,000	3,483,093
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	6,800,000	6,780,526
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (a)	3,250,000	3,339,060
MPLX LP
5.50%, 06/01/2034	12,000,000	12,247,893
4.95%, 03/14/2052	1,750,000	1,472,080
5.65%, 03/01/2053	4,850,000	4,508,173
ONEOK, Inc., 4.95%, 10/15/2032	7,000,000	7,034,418
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	9,500,000	9,615,336
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,478,565
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	5,000,000	3,952,304
		88,312,997

Financials - 23.6%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	3,500,000	3,620,883
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	8,100,000	8,386,562
Agree LP, 5.60%, 06/15/2035	2,000,000	2,100,039
Allianz SE, 6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual (a)(b)	3,400,000	3,543,249
American International Group, Inc., 5.45%, 05/07/2035	9,920,000	10,337,496
Arthur J Gallagher & Co., 5.15%, 02/15/2035	4,200,000	4,246,668
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	3,378,000	3,524,353
Athene Global Funding, 5.54%, 08/22/2035 (a)	3,050,000	3,061,733
Athene Holding Ltd., 6.63%, 05/19/2055	8,150,000	8,306,950
Atlas Warehouse Lending Co. LP
6.25%, 01/15/2030 (a)	5,000,000	5,266,935
4.95%, 11/15/2030 (a)	7,000,000	7,027,013
Aviation Capital Group LLC
5.13%, 04/10/2030 (a)	3,500,000	3,555,282
4.80%, 10/24/2030 (a)	6,800,000	6,806,207
Avolon Holdings Funding Ltd.
5.38%, 05/30/2030 (a)	5,000,000	5,139,110
4.90%, 10/10/2030 (a)	5,700,000	5,732,718
4.95%, 10/15/2032 (a)	6,000,000	5,946,763
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,324,000	1,362,845
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,001,000	2,129,721
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	9,700,000	10,197,125
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/2029 (a)	6,400,000	6,665,600
Banco Santander SA
4.55%, 11/06/2030	8,050,000	8,060,533
5.13%, 11/06/2035	8,600,000	8,600,300
Bank of America Corp.
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	15,000,000	15,370,475
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	10,350,000	9,085,821
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	7,000,000	6,593,964
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	10,000,000	10,406,320
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	4,600,000	4,816,963
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	1,150,000	1,210,375
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	7,000,000	7,577,416
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,978,177
3.50%, 06/01/2031 (b)	5,000,000	4,703,200
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	12,000,000	12,608,498
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (a)	6,200,000	6,229,493
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	3,300,000	3,454,763
BPCE SA
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036 (a)	6,500,000	6,941,227
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (a)	6,500,000	6,818,928
Brixmor Operating Partnership LP
5.50%, 02/15/2034	2,300,000	2,376,523
5.75%, 02/15/2035	7,500,000	7,883,284
Broadstone Net Lease LLC, 5.00%, 11/01/2032	4,300,000	4,317,418
Brown & Brown, Inc., 5.55%, 06/23/2035	6,050,000	6,207,343
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	5,150,000	4,920,883
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 (b)	10,600,000	11,069,036
CBRE Services, Inc., 4.90%, 01/15/2033	2,300,000	2,311,892
Citigroup, Inc.
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	2,375,000	2,414,619
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	4,850,000	4,955,571
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	2,225,000	2,364,456
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,400,000	3,562,546
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	4,650,000	4,695,507
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	3,000,000	3,023,119
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)	7,350,000	7,343,124
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual (a)	6,400,000	6,667,853
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	4,000,000	4,221,689
Danske Bank AS, 4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031 (a)	8,600,000	8,557,212
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,966,385
Fairfax Financial Holdings Ltd.
5.75%, 05/20/2035	3,325,000	3,459,948
6.50%, 05/20/2055	3,000,000	3,174,582
Fiserv, Inc., 5.15%, 08/12/2034	11,275,000	11,191,873
Global Payments, Inc., 5.55%, 11/15/2035	8,050,000	8,004,311
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	8,700,000	7,894,370
5.25%, 02/15/2033	1,500,000	1,506,663
5.63%, 09/15/2034	10,650,000	10,813,780
6.25%, 09/15/2054 (b)	3,850,000	3,831,580
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	4,900,000	5,061,953
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	7,251,627
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	4,900,000	5,211,319
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	6,350,000	6,386,248
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	6,050,000	6,282,637
4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036	7,000,000	6,951,721
High Street Funding Trust III, 5.81%, 02/15/2055 (a)(b)	8,050,000	8,025,414
Host Hotels & Resorts LP
2.90%, 12/15/2031	3,000,000	2,719,515
5.70%, 07/01/2034	6,000,000	6,216,031
HSBC Holdings PLC
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	2,100,000	2,188,530
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	3,500,000	3,612,599
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036	5,000,000	5,283,464
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	3,225,000	3,368,372
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	5,750,000	5,979,259
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	2,000,000	1,836,055
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,398,771
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	10,000,000	10,320,356
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	12,000,000	12,548,936
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	4,500,000	4,722,999
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	12,025,000	12,443,844
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036	4,050,000	4,023,060
Kilroy Realty LP
5.88%, 10/15/2035	4,500,000	4,522,854
6.25%, 01/15/2036	5,300,000	5,481,741
Kite Realty Group LP
4.95%, 12/15/2031	10,000,000	10,179,392
5.20%, 08/15/2032	1,700,000	1,740,514
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (a)	3,650,000	2,435,856
Lloyds Banking Group PLC
6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual (b)	5,900,000	6,134,826
6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual (b)	6,400,000	6,392,729
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	500,000	525,941
LPL Holdings, Inc.
5.15%, 06/15/2030	11,985,000	12,228,642
5.75%, 06/15/2035	4,350,000	4,480,238
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	4,700,000	4,541,510
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	2,950,000	3,112,634
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 1 yr. CMT Rate + 0.93%, 09/12/2036 (b)	8,350,000	8,486,884
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,630,665
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	4,800,000	5,017,762
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	3,900,000	4,096,151
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,150,000	12,447,654
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036	3,000,000	2,974,588
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual (a)	8,800,000	9,059,151
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (a)	4,600,000	3,578,153
6.17%, 05/29/2055 (a)	8,300,000	8,816,788
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (a)	8,300,000	8,767,558
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	9,000,000	8,904,800
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	7,700,000	7,782,972
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	3,750,000	4,245,853
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	3,325,000	3,438,895
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	6,550,000	6,404,676
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (a)	7,400,000	7,405,768
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	7,300,000	7,480,658
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	8,400,000	8,549,780
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)	3,500,000	3,593,009
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	9,450,000	10,227,234
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036 (a)	4,250,000	4,420,959
Ventas Realty LP, 5.00%, 02/15/2036	3,100,000	3,081,068
VICI Properties LP
5.13%, 11/15/2031	7,000,000	7,094,640
5.13%, 05/15/2032	2,400,000	2,417,384
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029 (a)	8,081,000	8,068,430
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,631,318
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	13,825,000	14,432,561
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	850,000	868,693
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	2,100,000	2,201,913
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	9,700,000	10,024,841
Willis North America, Inc., 5.15%, 03/15/2036	4,000,000	4,001,902
		755,911,567

Health Care - 1.6%
CVS Health Corp.
5.45%, 09/15/2035	11,225,000	11,494,251
6.00%, 06/01/2063	2,650,000	2,570,625
HCA, Inc.
4.90%, 11/15/2035	3,850,000	3,798,897
5.70%, 11/15/2055	2,350,000	2,241,200
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	7,000,000	6,954,353
UnitedHealth Group, Inc.
5.15%, 07/15/2034	5,000,000	5,122,965
5.75%, 07/15/2064	5,350,000	5,227,534
Universal Health Services, Inc.
4.63%, 10/15/2029	7,200,000	7,240,083
2.65%, 10/15/2030	3,000,000	2,737,150
VSP Optical Group, Inc., 5.45%, 12/01/2035 (a)	5,150,000	5,186,221
		52,573,279

Industrials - 1.3%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	7,550,000	7,821,155
Boeing Co.
6.53%, 05/01/2034	5,250,000	5,810,228
6.86%, 05/01/2054	700,000	786,715
HEICO Corp., 5.35%, 08/01/2033	8,400,000	8,725,272
nVent Finance Sarl, 2.75%, 11/15/2031	4,300,000	3,881,701
Quanta Services, Inc., 5.25%, 08/09/2034	5,200,000	5,333,946
Weir Group, Inc., 5.35%, 05/06/2030 (a)	5,925,000	6,090,486
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	4,200,000	4,413,246
		42,862,749

Technology - 1.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	5,000,000	4,909,966
Fair Isaac Corp., 6.00%, 05/15/2033 (a)	5,960,000	6,140,779
Foundry JV Holdco LLC, 5.88%, 01/25/2034 (a)	5,600,000	5,756,272
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	5,050,000	5,007,392
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,936,154
MSCI, Inc., 5.25%, 09/01/2035	4,250,000	4,279,616
Oracle Corp.
5.20%, 09/26/2035	9,450,000	9,057,257
5.50%, 09/27/2064	8,500,000	6,790,772
Roper Technologies, Inc., 4.90%, 10/15/2034	5,000,000	4,990,846
TD SYNNEX Corp., 5.30%, 10/10/2035	7,300,000	7,231,865
		60,100,919

Utilities - 4.8%
AES Corp., 5.80%, 03/15/2032	11,900,000	12,210,727
American Electric Power Co., Inc.
5.63%, 03/01/2033 (b)	4,700,000	4,939,705
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	10,050,000	9,981,715
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	9,000,000	9,274,617
DTE Electric Co., 5.25%, 05/15/2035	4,250,000	4,370,513
DTE Energy Co., 5.85%, 06/01/2034 (b)	6,700,000	7,148,565
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	2,978,232
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,602,467
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053 (b)	3,675,000	3,826,488
Georgia Power Co., 5.25%, 03/15/2034	4,000,000	4,130,992
KeySpan Gas East Corp., 3.59%, 01/18/2052 (a)	2,850,000	1,909,468
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,210,360
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,971,443
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	5,166,689
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	5,073,473
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	7,500,000	7,285,286
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,210,556
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	5,850,000	5,966,924
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	2,039,986
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	12,030,028
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,565,743
RWE Finance US LLC, 5.13%, 09/18/2035 (a)	6,000,000	5,968,609
Sempra
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	3,000,000	2,950,746
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	5,850,000	5,953,454
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,900,000	1,960,044
Southwestern Electric Power Co., 5.30%, 04/01/2033	2,300,000	2,364,162
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	1,551,003	1,547,773
Virginia Electric and Power Co., 5.55%, 08/15/2054	7,550,000	7,324,975
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	2,000,000	2,234,806
5.70%, 12/30/2034 (a)	4,000,000	4,131,528
		153,330,074
TOTAL CORPORATE BONDS (Cost $1,303,149,485)		1,319,081,979

U.S. TREASURY SECURITIES - 21.6%	Par	Value
United States Treasury Note/Bond
3.88%, 06/30/2030	15,000,000	15,114,551
3.63%, 09/30/2031	9,000,000	8,911,758
4.13%, 05/31/2032	2,775,000	2,811,910
2.75%, 08/15/2032	27,000,000	25,172,754
3.50%, 02/15/2033	20,000,000	19,439,453
3.38%, 05/15/2033	19,000,000	18,269,688
3.88%, 08/15/2033	34,000,000	33,725,078
4.50%, 11/15/2033	36,000,000	37,179,141
4.00%, 02/15/2034	30,000,000	29,913,281
4.38%, 05/15/2034	23,000,000	23,508,965
3.88%, 08/15/2034	18,500,000	18,219,248
4.25%, 11/15/2034	48,500,000	49,020,049
4.63%, 02/15/2035	49,300,000	51,184,377
4.25%, 05/15/2035	15,040,000	15,168,075
4.25%, 08/15/2035	4,000,000	4,029,375
4.00%, 11/15/2035	59,300,000	58,452,195
1.13%, 05/15/2040	14,500,000	9,205,801
1.75%, 08/15/2041	22,000,000	14,852,149
4.00%, 11/15/2042	11,500,000	10,544,287
4.75%, 11/15/2043	5,000,000	5,002,149
4.50%, 02/15/2044	19,500,000	18,871,582
4.63%, 05/15/2044	5,000,000	4,910,742
4.13%, 08/15/2044	12,000,000	11,017,031
3.00%, 11/15/2044	13,000,000	10,057,734
4.63%, 11/15/2044	27,000,000	26,466,328
2.50%, 02/15/2046	3,500,000	2,438,379
2.50%, 05/15/2046	3,000,000	2,081,719
2.25%, 08/15/2046	7,550,000	4,970,908
2.75%, 11/15/2047	2,000,000	1,425,391
1.25%, 05/15/2050	9,000,000	4,311,211
1.38%, 08/15/2050	6,500,000	3,197,568
2.00%, 08/15/2051	30,000,000	17,194,922
1.88%, 11/15/2051	10,500,000	5,807,402
2.25%, 02/15/2052	16,500,000	10,016,660
2.88%, 05/15/2052	9,500,000	6,640,908
3.00%, 08/15/2052	14,000,000	10,032,148
3.63%, 05/15/2053	16,000,000	12,948,438
4.13%, 08/15/2053	34,000,000	30,108,594
4.75%, 11/15/2053	22,900,000	22,487,621
4.25%, 02/15/2054	24,800,000	22,428,500
4.75%, 05/15/2055	18,000,000	17,692,031
TOTAL U.S. TREASURY SECURITIES (Cost $729,213,574)		694,830,101

MORTGAGE-BACKED SECURITIES - 13.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool RQ0028, 6.00%, 07/01/2055	13,360,433	13,722,509
Pool SD8225, 3.00%, 07/01/2052	14,882,032	13,196,656
Pool SD8244, 4.00%, 09/01/2052	45,220,666	43,181,233
Pool SD8288, 5.00%, 01/01/2053	2,997,982	3,003,771
Pool SD8324, 5.50%, 05/01/2053	4,583,931	4,666,151
Pool SD8331, 5.50%, 06/01/2053	3,068,501	3,121,424
Pool SD8344, 6.50%, 07/01/2053	2,257,029	2,349,147
Pool SD8367, 5.50%, 10/01/2053	11,909,948	12,104,772
Pool SD8440, 6.50%, 06/01/2054	2,966,963	3,084,112
Pool SD8503, 4.00%, 02/01/2055	9,342,072	8,869,299
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	8,393,125	8,699,352
Pool CB9471, 5.00%, 11/01/2054	9,830,690	10,002,404
Pool FA0625, 5.00%, 02/01/2055	9,209,538	9,210,241
Pool FS0902, 3.50%, 07/01/2043	5,117,506	4,897,786
Pool FS3150, 5.00%, 11/01/2052	5,864,476	5,941,845
Pool FS3825, 4.50%, 04/01/2050	4,412,670	4,383,311
Pool FS5365, 3.00%, 02/01/2050	4,823,812	4,374,527
Pool FS5749, 6.50%, 09/01/2053	14,460,241	15,031,602
Pool FS6598, 3.50%, 08/01/2052	7,292,169	6,766,006
Pool FS7526, 3.00%, 10/01/2053	5,462,526	4,840,414
Pool MA4783, 4.00%, 10/01/2052	11,097,612	10,580,797
Pool MA5073, 6.00%, 07/01/2053	17,667,655	18,186,366
Pool MA5107, 5.50%, 08/01/2053	4,650,778	4,732,052
Pool MA5108, 6.00%, 08/01/2053	16,778,772	17,270,092
Pool MA5140, 6.50%, 09/01/2053	2,991,506	3,113,636
Pool MA5166, 6.00%, 10/01/2053	2,682,837	2,762,074
Pool MA5341, 4.00%, 04/01/2054	3,597,746	3,415,702
Pool MA5389, 6.00%, 06/01/2054	4,273,677	4,391,776
Pool MA5390, 6.50%, 06/01/2054	3,549,214	3,689,531
Pool MA5480, 5.50%, 09/01/2044	21,175,223	21,876,791
Pool MA5503, 5.50%, 10/01/2044	17,567,576	17,901,305
Pool MA5528, 4.00%, 11/01/2054	45,118,147	42,835,068
Pool MA5540, 5.50%, 11/01/2044	4,326,655	4,470,017
Pool MA5586, 5.50%, 01/01/2055	12,088,757	12,267,086
Pool MA5760, 5.50%, 07/01/2055	9,016,383	9,147,283
Pool MA5789, 4.00%, 08/01/2055	9,614,986	9,126,117
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	13,813,674	12,436,779
Pool MA8346, 4.00%, 10/20/2052	16,269,908	15,485,882
Pool MA8492, 6.00%, 12/20/2052	3,614,898	3,715,548
Pool MA8949, 6.00%, 06/20/2053	2,870,227	2,943,195
Pool MA9242, 6.00%, 10/20/2053	5,977,844	6,104,809
Pool MB0090, 4.50%, 12/20/2054	15,599,537	15,219,372
TOTAL MORTGAGE-BACKED SECURITIES (Cost $415,216,421)		423,117,840

BANK LOANS - 8.1%	Par	Value
Communications - 0.2%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.67% (1 mo. Term SOFR + 4.75%), 03/15/2030	4,750,000	4,717,344

Consumer Discretionary - 2.2%
1011778 BC ULC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 09/23/2030	5,877,718	5,892,412
Allied Universal Holdco LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 3.25%), 08/20/2032	3,500,000	3,522,417
Caesars Entertainment, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 02/06/2031	7,061,008	7,008,051
Chariot Buyer LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 09/08/2032	11,696,616	11,734,396
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 05/30/2031	7,546,466	7,570,086
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/02/2028	9,414	9,452
Peer USA LLC, Senior Secured First Lien, 6.19% (1 mo. Term SOFR + 2.25%), 09/29/2032	10,000,000	10,031,250
Six Flags Entertainment Corp., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 05/01/2031	2,422,909	2,399,176
SkyMiles IP Ltd., Senior Secured First Lien, 5.38% (3 mo. SOFR US + 1.50%), 10/20/2028	6,000,000	6,060,750
Wand NewCo 3, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 01/30/2031	5,315,779	5,327,421
Whatabrands LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 08/03/2028	10,982,129	11,023,476
		70,578,887

Consumer Staples - 0.3%
Froneri US, Inc., Senior Secured First Lien, 6.45% (6 mo. SOFR US + 2.25%), 09/30/2031	6,982,456	6,987,588
Primo Brands Corp., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 03/31/2028	2,487,437	2,497,400
		9,484,988

Energy - 0.4%
Colossus Acquireco LLC, Senior Secured First Lien, 5.41% (SOFR + 1.75%), 07/30/2032	11,820,375	11,825,694
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 10/05/2028	2,139,197	2,157,316
		13,983,010

Financials - 1.0%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 06/24/2030	6,925,519	6,974,482
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 06/16/2031	4,927,867	4,949,820
HUB International Ltd., Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 06/20/2030	8,341,440	8,394,117
IMA Financial Group, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/01/2028	10,795,613	10,835,287
		31,153,706

Health Care - 0.4%
Medline Borrower LP, Senior Secured First Lien
5.47% (1 mo. SOFR US + 1.75%), 10/23/2028	8,415,592	8,450,054
5.47% (1 mo. SOFR US + 1.75%), 10/23/2030	3,241,875	3,257,582
		11,707,636

Industrials - 1.5%
Chart Industries, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.50%), 03/18/2030	3,844,231	3,867,315
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.47% (1 mo. SOFR US + 3.75%), 02/15/2029	5,508,548	5,557,133
7.59% (3 mo. SOFR US + 3.75%), 02/15/2029	5,508,548	5,557,133
Indicor LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/23/2029	7,637,663	7,692,540
Kaman Corp., Senior Secured First Lien
6.32% (3 mo. SOFR US + 2.50%), 02/26/2032	4,270,706	4,293,149
6.43% (3 mo. SOFR US + 2.50%), 02/26/2032	689,490	693,113
6.54% (3 mo. SOFR US + 2.50%), 02/26/2032	2,222,401	2,234,080
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032	797,965	802,158
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.95% (6 mo. SOFR US + 2.75%), 04/30/2030	4,876,397	4,912,263
TransDigm, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 02/28/2031	12,577,637	12,639,079
		48,247,963

Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien
7.88% (3 mo. SOFR US + 4.00%), 09/15/2028	3,211,507	3,222,185
7.90% (3 mo. SOFR US + 4.00%), 09/15/2028	4,108,252	4,121,911
		7,344,096

Technology - 1.9%
Central Parent LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 07/06/2029	8,934,812	7,597,181
CommScope LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 4.75%), 12/17/2029	10,850,000	10,884,503
CoreLogic, Inc., Senior Secured First Lien, 7.45% (1 mo. SOFR US + 3.50%), 06/02/2028	8,781,316	8,801,250
Dawn Bidco LLC, Senior Secured 7.67% (1 mo. Term SOFR + 3.00%), 10/07/2032	8,250,000	8,235,315
Epicor Software Corp., Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/30/2031	8,693,970	8,732,223
Polaris Newco LLC, Senior Secured First Lien, 7.97% (3 mo. SOFR US + 3.75%), 06/05/2028	3,888,325	3,758,572
RealPage, Inc., Senior Secured First Lien, 7.26% (3 mo. Term SOFR + 3.00%), 04/24/2028	4,737,630	4,739,454
UKG, Inc., Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/10/2031	8,866,797	8,886,348
		61,634,846
TOTAL BANK LOANS (Cost $259,076,182)		258,852,476

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-1, Class A1, 5.69%, 01/25/2070 (a)(c)	9,185,811	9,295,367
Series 2025-2, Class A1, 5.64%, 02/25/2070 (a)(c)	9,540,597	9,635,200
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(c)	7,420,496	7,475,157
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(c)	8,045,371	8,148,271
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(c)	7,333,177	7,410,479
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064 (a)(c)	816,045	823,608
Series 2025-NQM1, Class A1, 5.60%, 12/25/2064 (a)(c)	13,072,312	13,191,686
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065 (a)(c)	6,163,810	6,220,812
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(c)	6,069,135	6,138,164
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 04/15/2042 (a)(d)	8,725,000	8,952,398
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(c)	3,790,885	3,820,008
Federal Home Loan Mortgage Corp.
Series 2025-2, Class A1, 3.00%, 10/25/2035	7,999,177	7,518,798
Series K-159, Class A2, 4.50%, 07/25/2033 (d)	1,500,000	1,515,035
Series K756, Class A2, 4.96%, 05/25/2031	26,400,000	27,399,509
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	25,850,659	22,513,375
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(c)	2,985,105	3,017,996
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (a)(d)	3,500,000	3,631,737
JP Morgan Mortgage Trust
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064 (a)(c)	3,197,762	3,225,699
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(c)	4,068,185	4,107,042
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040 (a)(c)	3,500,000	3,525,235
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A1, 5.65%, 10/25/2069 (a)(d)	6,946,660	7,029,683
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(d)	4,244,999	4,282,888
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(c)	4,305,396	4,343,600
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(d)	9,190,010	9,202,778
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a)(c)	10,298,770	10,398,210
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(c)	7,977,598	8,061,987
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(c)	11,278,301	11,363,944
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(c)	8,123,151	8,186,403
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	5,156,000	5,301,646
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	1,010,000	904,080
Velocity Commercial Capital Loan Trust
Series 2025-1, Class A, 6.03%, 02/25/2055 (a)(d)	2,366,662	2,397,251
Series 2025-5, Class A, 5.32%, 12/25/2055 (a)(d)	1,600,000	1,606,588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $228,756,211)		230,644,634

ASSET-BACKED SECURITIES - 5.1%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 08/18/2027	1,806,903	1,795,463
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	2,211,250	2,244,897
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, 07/16/2029 (a)	4,775,000	4,784,330
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(c)	9,975,000	10,236,416
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	3,650,000	3,832,756
Series 2024-1, Class A, 4.98%, 12/11/2036 (a)	2,000,000	2,055,651
GreenSky LLC
Series 2025-1A, Class A4, 5.22%, 03/25/2060 (a)	1,033,524	1,049,794
Series 2025-2A, Class A3, 5.02%, 06/25/2060 (a)	2,100,000	2,130,437
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	5,550,000	5,553,859
Hilton Grand Vacations, Inc.
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	1,737,580	1,770,328
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	794,319	801,844
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055 (a)	3,450,000	3,486,311
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	102,148	97,341
Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	752,929	759,942
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	2,798,723	2,812,281
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	1,434,553	1,437,335
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	265,269	261,533
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,817,372	1,609,200
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	325,521	315,471
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	2,037,754	1,954,004
Series 2020-CA, Class A2A, 2.15%, 11/15/2068 (a)	296,411	286,086
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	7,166,907	6,779,605
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	328,626	311,229
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	262,305	242,559
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	449,151	424,325
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	997,514	852,377
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	343,676	315,685
Series 2021-BA, Class A, 0.94%, 07/15/2069 (a)	1,226,699	1,126,964
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	7,512,821	6,884,501
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	10,660,208	10,488,316
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	6,098,242	6,244,095
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	9,214,692	9,441,307
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	1,263,205	1,277,501
Series 2025-B, Class A, 4.72%, 09/15/2055 (a)	2,029,473	2,024,594
Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (a)	4,100,000	4,076,691
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	1,236,975	1,236,176
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033 (a)	1,116,498	1,127,170
Pagaya AI Debt Selection Trust, Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	899,923	902,652
Pretium Mortgage Credit Partners LLC, Series 2025-RPL1, Class A1, 4.00%, 07/25/2069 (a)(c)	4,944,224	4,846,210
REDAPTIVE EAAS ISSUER LLC, Series 2025-1A, Class A, 5.94%, 03/25/2042 (a)	1,650,000	1,654,090
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037 (a)	1,115,278	1,116,445
SLM Student Loan Trust, Series 2004-3A, Class A6B, 5.12% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)	842,112	831,324
SMB Private Education Loan Trust
Series 2017-B, Class A2A, 2.82%, 10/15/2035 (a)	132,665	132,009
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	523,981	519,406
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	158,864	157,673
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	234,518	231,915
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	370,527	366,982
Series 2020-A, Class A2A, 2.23%, 09/15/2037 (a)	1,761,993	1,711,902
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	834,174	785,858
Series 2021-A, Class A2A2, 4.59% (1 mo. Term SOFR + 0.84%), 01/15/2053 (a)	416,508	411,885
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	1,940,651	1,749,828
Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	1,202,485	1,146,456
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	6,531,406	6,385,101
Series 2022-C, Class A1A, 4.48%, 05/16/2050 (a)	1,607,325	1,603,999
Series 2023-C, Class A1A, 5.67%, 11/15/2052 (a)	3,609,944	3,716,860
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	5,815,204	5,917,113
Series 2024-C, Class A1A, 5.50%, 06/17/2052 (a)	6,145,447	6,300,327
Series 2024-F, Class A1A, 5.06%, 03/16/2054 (a)	8,826,644	8,942,371
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	404,499	390,572
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	620,140	601,566
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	3,550,000	3,616,491
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047 (a)	2,500,000	2,502,226
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032 (a)	6,000,000	6,063,562
TOTAL ASSET-BACKED SECURITIES (Cost $163,167,137)		164,733,197

COLLATERALIZED LOAN OBLIGATIONS - 1.9%	Par	Value
Aimco CDO, Series 2019-10A, Class ARR, 5.27% (3 mo. Term SOFR + 1.41%), 07/22/2037 (a)	5,000,000	5,019,800
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 5.39% (3 mo. Term SOFR + 1.50%), 04/16/2037 (a)	7,000,000	7,026,375
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.38% (3 mo. Term SOFR + 1.50%), 04/20/2034 (a)	3,125,000	3,134,347
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2035 (a)	1,000,000	999,941
CarVal CLO, Series 2022-1A, Class A1, 5.38% (3 mo. Term SOFR + 1.51%), 04/21/2034 (a)	4,000,000	4,003,694
Dryden Senior Loan Fund
Series 2018-55A, Class C, 6.07% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	1,000,000	1,003,000
Series 2018-64A, Class B, 5.55% (3 mo. Term SOFR + 1.66%), 04/18/2031 (a)	1,600,000	1,601,090
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.08%), 07/15/2036 (a)	3,450,000	3,449,175
Neuberger Berman CLO Ltd., Series 2021-43A, Class BR, 5.33% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	4,500,000	4,508,780
OCP CLO Ltd., Series 2023-29A, Class BR, 5.43% (3 mo. Term SOFR + 1.55%), 01/20/2036 (a)	2,750,000	2,756,535
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.17% (3 mo. Term SOFR + 1.30%), 07/24/2031 (a)	6,000,000	6,001,988
Series 2024-1A, Class A2, 5.35% (3 mo. Term SOFR + 1.45%), 10/15/2032 (a)	5,950,000	5,957,821
Series 2024-2A, Class A2, 5.35% (3 mo. Term SOFR + 1.45%), 01/15/2033 (a)	12,700,000	12,700,824
TIAA CLO Ltd., Series 2018-1A, Class A2R, 5.63% (3 mo. Term SOFR + 1.75%), 01/20/2032 (a)	2,000,000	2,001,024
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $60,080,937)		60,164,394

U.S. GOVERNMENT AGENCY ISSUES - 0.4%	Par	Value
SBA Office of Investments and Innovation
Series 2024-10A, Class 1, 5.04%, 03/10/2034	8,950,543	9,076,530
Series 2025-10B, Class 1, 4.53%, 09/10/2035	3,000,000	3,002,705
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,950,543)		12,079,235

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%	Shares	Value
Money Market Funds - 1.4%
GS Financial Square Government Fund - Institutional Class, 3.67% (e)	46,181,030	46,181,030
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $46,181,030)		46,181,030

TOTAL INVESTMENTS - 100.0% (Cost $3,216,791,520)		3,209,684,886
Money Market Deposit Account - 1.9% (f)		61,818,623
Liabilities in Excess of Other Assets - (1.9)%		(61,235,250)
TOTAL NET ASSETS - 100.0%		$3,210,268,259

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $756,875,618 or 23.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $45,267,081.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$1,319,081,979	$–	$1,319,081,979
U.S. Treasury Securities	–	694,830,101	–	694,830,101
Mortgage-Backed Securities	–	423,117,840	–	423,117,840
Bank Loans	–	258,852,476	–	258,852,476
Collateralized Mortgage Obligations	–	230,644,634	–	230,644,634
Asset-Backed Securities	–	164,733,197	–	164,733,197
Collateralized Loan Obligations	–	60,164,394	–	60,164,394
U.S. Government Agency Issues	–	12,079,235	–	12,079,235
Investments Purchased with Proceeds from Securities Lending	46,181,030	–	–	46,181,030
Total Investments	$46,181,030	$3,163,503,856	$–	$3,209,684,886

Refer to the Schedule of Investments for further disaggregation of investment categories.